Income Taxes (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Enterprise income tax rate		25.00%
Dividend payment percentage		10.00%
Reduced tax rate percentage		5.00%
Underpayment of income tax liability (in Yuan Renminbi)		¥ 100
Uncertain tax position (in Yuan Renminbi)		25,701
Valuation allowance (in Yuan Renminbi)		348,868	¥ 70,054
Operating loss carry-forwards (in Yuan Renminbi)		1,445,512	299,223
Tax loss carried forward expired and cancelled (in Yuan Renminbi)		¥ 64,490	¥ 48,259	¥ 44,091
Provision for income taxes, percentage		25.00%	25.00%	25.00%
PRC income taxes payable without tax exemption amount (in Yuan Renminbi)	[1]		¥ 29,969	¥ (25,709)
Withholdings tax rate		10.00%
Undistributed earnings of group's subsidiaries and VIEs (in Yuan Renminbi)		¥ 1,036,638	1,418,135
Undistributed earnings of deferred tax liability (in Yuan Renminbi)		¥ 51,832	¥ 70,907
Fanhua Lianxing Insurance Sales Co Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate percentage		15.00%	15.00%	15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate		16.50%
Current rate of taxation		8.25%	8.25%	8.25%
Reduced tax rate percentage		5.00%
Withholdings tax rate		5.00%
Tax residents rate		25.00%
PRC [Member]
Income Taxes [Line Items]
Dividend distribution withholding tax rate		5.00%	5.00%	5.00%
Provision for income taxes, percentage		25.00%
PRC income taxes payable without tax exemption amount (in Yuan Renminbi)			¥ 507	¥ 9,956
Decreased basic net profit per share (in Yuan Renminbi per share)		¥ 0	¥ 0	¥ 0.01
Diluted net profit per share (in Yuan Renminbi per share)		¥ 0	¥ 0	¥ 0.01

[1]	The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group. The effect of non-taxable loss for the year ended December 31, 2024 is primarily relating to the non-taxable loss from changes in fair value of equity interests held by the Group.